Note 14 – Stockholders Equity (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Equity [Abstract]
Note 14 - Stockholders Equity - Common Stock Warrants Outstanding

Issuance date	Expiration date	Balance sheet classification	Exercise price per share	December 31, 2024	December 31, 2023
December 11, 2024	December 11, 2029	Stockholders’ equity	$0.40	8,000,000	—
				8,000,000	—

Note 14 - Stockholders Equity - Assumptions for Black Scholes Model

Dividend Yield	0%
Expected Volatility	75%
Risk- free interest rate	3.93% - 4.33%
Expected term	4.25 - 5 Years

Dividend Yield	0%
Expected Volatility	75%
Risk- free interest rate	4.09%
Expected term	5 Years